Business Consolidation and Other Activities - Restructuring liabilities (Details) - Other Current Liabilities And Accrued Employee Costs $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Activity in business consolidation reserves
Balance at beginning of period	$ 20
(Gains) charges in earnings	100
Cash payments and other activity	(52)
Balance at end of period	68
Operating Segments | Beverage packaging, North And Central America
Activity in business consolidation reserves
Balance at beginning of period	8
(Gains) charges in earnings	24
Cash payments and other activity	(6)
Balance at end of period	26
Operating Segments | Beverage packaging, Europe
Activity in business consolidation reserves
Balance at beginning of period	4
(Gains) charges in earnings	67
Cash payments and other activity	(30)
Balance at end of period	41
Operating Segments | Food and aerosol packaging
Activity in business consolidation reserves
Balance at beginning of period	6
(Gains) charges in earnings	8
Cash payments and other activity	(13)
Balance at end of period	1
Corporate and Other Costs | Other
Activity in business consolidation reserves
Balance at beginning of period	2
(Gains) charges in earnings	1
Cash payments and other activity	$ (3)